SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) (Parenthetical) - USD ($)			1 Months Ended				12 Months Ended
	Sep. 10, 2014	Sep. 08, 2014	Oct. 18, 2018	Aug. 28, 2014	Jun. 23, 2013	Nov. 19, 2012	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures							141,875	312,500
Debenture Agreement [Member] | Quadrant International LLC [Member]
Related Party Transaction [Line Items]
Debt principal amount			$ 50,000
Debt interest rate			0.00%
Debt maturity date			Dec. 31, 2019
Debenture Agreement [Member] | Mr Alex Kuo [Member]
Related Party Transaction [Line Items]
Debt principal amount	$ 30,000	$ 100,000
Debt interest rate	9.50%	9.50%
Debt maturity date	Dec. 31, 2015	Dec. 31, 2015
Debenture Agreement [Member] | Mrs Hsu [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	375	1,250
Share Price	$ 0.16	$ 6.16
Debenture Agreement [Member] | Mr Gregory Omi [Member]
Related Party Transaction [Line Items]
Debt principal amount				$ 200,000
Debt interest rate				9.50%
Debt maturity date				Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures				2,500
Share Price				$ 6.16
Debenture Agreement [Member] | Mr Gregory Omi [Member] | Extended Maturity [Member]
Related Party Transaction [Line Items]
Debt maturity date				Dec. 31, 2022
Debenture Agreement [Member] | Mr Robert Gillen [Member]
Related Party Transaction [Line Items]
Debt principal amount						$ 100,000
Debt interest rate						10.00%
Debt maturity date						Dec. 19, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures					5,000
Share Price					$ 6.16
Interest Expense, Debt					$ 21,250
Debenture Agreement [Member] | Mr Robert Gillen [Member] | Extended Maturity [Member]
Related Party Transaction [Line Items]
Debt maturity date					Dec. 31, 2015